Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg 1-5 Year US Government/Credit Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.76%	1.29%	1.66%
Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.08%	1.81%	1.84%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.82%	1.13%	1.56%
IS
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	1.60%	1.92%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.67%	0.97%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	0.82%	1.05%
SS
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	1.34%	1.67%
R6
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	1.61%	1.81%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[2]	The Bloomberg 1-5 Year U.S. Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The index is unmanaged and it is not possible to invest directly in an index.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.